Income Tax Expense and Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Income Tax Expense and Deferred Tax Assets and Liabilities [Abstract]
Income tax expense and deferred tax assets and liabilities

10. Income tax expense and deferred tax assets and liabilities

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Net loss	$(11,366,371)	$(8,973,347)	$(995,833)
Statutory tax rate	26%	26%	26%
Expected income tax recovery at the statutory tax rate	(2,955,257)	(2,333,070)	(134,437)
Stock-based compensation	231,273	1,228,726	47,792
Share issue cost and other	488,227	(231,643)	-
Effect of change in tax rate	(149,561)	-	-
SR&ED effects	183,351	-	-
Temporary differences not recognized	2,385,319	1,335,987	86,645
Income tax recovery	$-	$-	$-

The Company has the following deductible temporary differences:

	December 31, 2017	December 31, 2016	December 31, 2015
Non-capital loss carry-forwards	$11,436,565	$5,019,398	$641,189
Property, plant and equipment	141,271	23,197	-
Share issue costs	1,983,154	737,637	-
SR&ED	1,397,672	-	-
Other	(558,000)	-	-
	14,400,662	5,780,231	641,189
Deferred tax assets not recognized	(14,955,454)	(5,780,231)	(641,189)
Deferred tax liability	(554,794)	-	-

Deferred tax liability (tax effected at 27%)	$(149,794)	$-	$-

The non-capital losses expire between 2035 and 2037.